Annual Fund Operating Expenses - iShares Total Return Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
iShares Total Return Active ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.01%	[2],[4]
Expenses (as a percentage of Assets)	0.41%	[4]
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.38%	[1],[2]

[1]
As described in the Management section of the Fund’s prospectus beginning on page 18, BFA has contractually agreed to waive 0.02% of its management fee payable, through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding securities of the Fund.

[2]
As described in the Management section of the Fund’s prospectus beginning on page 18, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]	The amount rounded to 0.00%.
[4]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual financial statements, which do not include Acquired Fund Fees and Expenses.